DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			$ 16,782	$ 5,464
Liability Derivatives			11,754	4,402
Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Unrealized loss on derivative instrument to be reclassified into earnings	$ (500)	$ (2,000)
Fair Value Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 49,038
Average Maturity			7 years 3 months 18 days
Fair Value			$ (761)
Cash Flow Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount				$ 175,000
Average Maturity				2 years 6 months
Fair Value				$ 40
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount				$ 150,000
Average Maturity				2 years 7 months 6 days
Fair Value				$ 214
Designated as Hedging Instrument [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			15	214
Liability Derivatives			776	416
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 815,576	$ 458,279
Average Maturity			2 years	3 years 8 months 12 days
Fair Value			$ 5,789	$ 1,264
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			16,767	5,250
Liability Derivatives			10,978	3,986
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 168,816	$ 49,268
Average Maturity			1 month 6 days	1 month 6 days
Fair Value			$ 7,020	$ 1,412
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 186,092	$ 95,363
Average Maturity			1 month 6 days	1 month 6 days
Fair Value			$ (941)	$ (150)
No Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 135,000
Average Maturity			1 year 9 months 18 days
Fair Value			$ 5
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 2,908	$ 2,908
Average Maturity			6 months	1 year 6 months
Fair Value			$ 42	$ 141
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 2,848	$ 2,848
Average Maturity			6 months	1 year 6 months
Fair Value			$ (42)	$ (139)
Fixed Income Interest Rate [Member] | Fair Value Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 7,088	$ 7,117
Average Maturity			8 years 4 months 24 days	9 years 4 months 24 days
Fair Value			$ (776)	$ (242)
Fixed Income Interest Rate [Member] | Fair Value Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 41,950
Average Maturity			7 years 1 month 6 days
Fair Value			$ 15
Fixed Income Interest Rate [Member] | Cash Flow Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount				$ 25,000
Average Maturity				1 year 7 months 6 days
Fair Value				$ (174)
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 147,456	$ 153,946
Average Maturity			4 years 6 months	5 years 6 months
Fair Value			$ (9,700)	$ (3,641)
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 25,000
Average Maturity			7 months 6 days
Fair Value			$ (295)
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount			$ 147,456	$ 153,946
Average Maturity			4 years 6 months	5 years 6 months
Fair Value			$ 9,700	$ 3,641
Other Assets [Member] | Designated as Hedging Instrument [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	214
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			7,020	1,412
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	0
Other Assets [Member] | No Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			5	0
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			42	141
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			15	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	28
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			0	0
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives			9,700	3,669
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			776	416
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			941	150
Other Liabilities [Member] | No Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			42	139
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			9,700	3,669
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			295	0
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives			$ 0	$ 28